Note 4 - Distribution, Licensing and Collaboration Arrangements (Details Textual)						1 Months Ended			8 Months Ended	12 Months Ended
	Oct. 31, 2016 USD ($)	Oct. 28, 2016 USD ($)	Oct. 20, 2016 USD ($)	May 05, 2016 USD ($) $ / item	Mar. 22, 2016 USD ($)	Dec. 31, 2016 USD ($)	Nov. 30, 2016 USD ($)	Jan. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016	Dec. 31, 2013 USD ($)
Other Income									$ 50,000
Repayments of Related Party Debt		$ 201,200
Debt Instrument, Number of Periodic Payments			3
Debt Instrument, Periodic Payment			$ 33,333
Distribution Agreement with Boyalife [Member] | Affiliated Entity [Member]
License Agreement, Original Term				5 years
Due from Related Parties, Current				$ 500,000
Maximum Payment on Right Excercisable				$ 250,000
Distribution Agreement with Boyalife [Member] | Affiliated Entity [Member] | Aurix System [Member]
Distribution Fee per Unit Sold | $ / item				40
Restorix Distribution Agreement [Member]
Collaboration Agreement, Term					2 years
Restorix Distribution Agreement [Member] | Minimum [Member]
Collaboration Agreement, Available Extension of Term					1
Current Product Price					$ 700
Restorix Distribution Agreement [Member] | Maximum [Member]
Current Product Price					$ 750
Arthrex and Deerfield SS, LLC [Member]
Proceeds from License Fees Received	$ 33,333					$ 33,333	$ 33,333
Arthrex [Member]
Debt Instrument, Increase (Decrease), Net				$ 15,000,000
Rohto Pharmaceutical Co., Ltd [Member]
Proceeds from License Fees Received								$ 3,000,000
Millennia Holdings, Inc [Member]
Payments for Terminated Licenses								$ 1,500,000
Distributor and License Agreement with Arthrex [Member]
License Agreement, Original Term										5 years	5 years
License Agreement, Additional Term											3 years
License Agreement, Minimum Required Period from End of Original Term to Terminate Term Extension											1 year
Advance Royalties											$ 5,000,000